USAA        9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)

July 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:           USAA Mutual Funds Trust
Post-Effective Amendment No. 55 to
Registration Statement on Form N-1A
1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

    On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the “Registrant”), we hereby enclose for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 55 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

    As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on October 1, 2010, pursuant to Rule 485(a)(1) under the 1933 Act.

    The Amendment is being filed with respect to the USAA Mutual Funds Trust (Cornerstone Strategy Fund and Balanced Strategy Fund) to: (1) comply with the requirements under Form N-1A with respect to amending the Cornerstone Strategy Fund’s investment objective and strategy and a change in subadviser by operation of law through a change of control for the Balanced Strategy Fund, (2) bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and in conjunction therewith, (3) to make such other non-material changes as appropriate.

    If you have any questions with respect to the enclosed, please contact me at (210) 498-4103 or James G. Whetzel at (210) 498-4628.

Sincerely,

                                                                                                    /s/ Christopher P. Laia
                                                                                                    Christopher P. Laia
Vice President
FASG Counsel
Enclosures
cc:  K&L Gates LLP

USAA Investment Management Company